Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Schedule of Key Management Personnel Compensation

The Company has determined that key management personnel consists of members of the Board and corporate officers, including the Company’s Chief Executive Officer and Chief Financial Officer.

	For the year ended December 31,
	2019	2018
	$	$
Management fees	1,389,747	1,360,539
Professional fees	265,456	266,150
Exploration and evaluation assets expenditures	255,977	129,872
Wages and salaries	45,172	22,919
Share-based compensation	1,889,776	2,312,347
	3,846,128	4,091,827